UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Orbis Holdings Limited
           --------------------------------------------------
Address:   c/o Orbis Investment Management Limited
           --------------------------------------------------
           34 Bermudiana Road
           --------------------------------------------------
           Hamilton HM 11, Bermuda
           --------------------------------------------------

Form 13F File Number:
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James J. Dorr, Esq.
           --------------------------------------------------
Title:     General Counsel
           --------------------------------------------------
Phone:     441-296-3000
           --------------------------------------------------

Signature, Place, and Date of Signing:

       s/James J. Dorr               Hamilton, Bermuda          5/17/99
    ---------------------------   ------------------------------  ----------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                   Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        30
                                               -------------

Form 13F Information Table Value Total:       $147,563
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(1)    Orbis Investment Management Limited     Form 13F File Number N/A


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
                                                  Form 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4   COLUMN 5       COLUMN 6           COLUMN 7       COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                                                     INVESTMENT                         VOTING
                                                             VALUE     SHRS OF       DISCRETION                     AUTHORITY (SHRS)
    NAME OF ISSUER                TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT    SOLE  SHRD  SHRD-OTHR  MANAGERS  SOLE  SHARED NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- --------
AMERICAN FREIGHTWAYS CORPORATION   COM            02629V108    13,969  1,085,000       SHARED                1          1,085,000
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AMERICAN FREIGHTWAYS CORPORATION   COM            02629V108       837     65,000       SHARED                              65,000
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AMR CORPORATION                    COM            1765106      11,420    195,000       SHARED                1            195,000
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AMR CORPORATION                    COM            1765106         820     14,000       SHARED                              14,000
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AMWAY JAPAN LIMITED          Sponsored ADR        03234J100     5,254  1,201,000       SHARED                1          1,201,000
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AMWAY JAPAN LIMITED          Sponsored ADR        03234J100     1,014    231,800       SHARED                             231,800
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CALLAWAY GOLF INC.                 COM            131193104    10,188  1,000,000       SHARED                1          1,000,000
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CALLAWAY GOLF INC.                 COM            131193104       642     63,000       SHARED                              63,000
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CASE CORPORATION                   COM            14743R103     3,806    150,000       SHARED                1            150,000
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CASE CORPORATION                   COM            14743R103       254     10,000       SHARED                              10,000
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CIRCUIT CITY STORES INC.-
CIRCUIT CITY GROUP                 COM            172737108    11,494    150,000       SHARED                1            150,000
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CIRCUIT CITY STORES INC.
CIRCUIT CITY GROUP                 COM            172737108       766     10,000       SHARED                              10,000
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CIRCUIT CITY STORES INC.-
CARMAX GROUP                       COM            172737306     4,276  1,086,000       SHARED                1          1,086,000
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CIRCUIT CITY STORES INC.-
CARMAX GROUP                       COM            172737306       224     57,000       SHARED                              57,000
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CLAYTON HOMES, INC.                COM            184190106       354     32,000       SHARED                              32,000
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DEERE & COMPANY                    COM            244199105    15,450    400,000       SHARED                1            400,000
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DEERE & COMPANY                    COM            244199105       888     23,000       SHARED                              23,000
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DELL COMPUTER CORP                 COM            247025109     1,512     37,000P      SHARED                              37,000
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EASTMAN KODAK COMPANY              COM            277461109    12,775    200,000       SHARED                1            200,000
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EASTMAN KODAK COMPANY              COM            277461109       767     12,000       SHARED                              12,000
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JDA SOFTWARE GROUP, INC.           COM            46612K108     6,954    935,000       SHARED                1            935,000
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JDA SOFTWARE GROUP, INC.           COM            46612K108       357     48,000       SHARED                              48,000
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PARTNERRE LTD.                     COM            BMG6852T1053 10,530    260,000       SHARED                1            260,000
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PARTNERRE LTD.                     COM            BMG6852T1053    729     18,000       SHARED                              18,000
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PEOPLESOFT, INC.                   COM            712713106     7,313    500,000       SHARED                1            500,000
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PEOPLESOFT, INC.                   COM            712713106       570     39,000       SHARED                              39,000
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SCHWAB CHARLES CORP                COM            808513105     7,690     80,000P      SHARED                              80,000
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SKYLINE CORPORATION                COM            830830105     4,823    173,800       SHARED                1            173,800
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TECUMESH PRODUCTS COMPANY          CL A           878895200    11,206    220,000       SHARED                1            220,000
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TECUMESH PRODUCTS COMPANY          CL B           878895101       681     15,000       SHARED                              15,000
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  1  Orbis Global Equity Fund Limited